CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Convertible preference shares, no par value
Convertible preference shares, issued			10,163,920
Convertible preference shares, outstanding			10,163,920
Ordinary shares, no par value
Ordinary shares, shares authorized	650,000,000	650,000,000	650,000,000
Ordinary shares, shares issued	193,226,091	192,731,390	140,554,377
Ordinary shares, shares outstanding	193,226,091	192,731,390	140,554,377